FINANCIAL RISK MANAGEMENT - Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risks management [Line Items]
Allowance for loan losses	S/ 10,435,623	S/ 5,507,759
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	9,806,224	5,819,295
Fair value of collateral	6,056,996	3,879,208
Allowance for loan losses	5,175,454	3,016,813
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	5,062,586	2,812,011
Fair value of collateral	4,414,346	2,491,069
Allowance for loan losses	1,755,096	982,950
Residential mortgage loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,143,896	994,479
Fair value of collateral	975,834	864,473
Allowance for loan losses	638,845	472,718
Microbusiness loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,972,003	1,253,969
Fair value of collateral	433,151	330,347
Allowance for loan losses	1,406,014	931,587
Consumer loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,627,739	758,836
Fair value of collateral	233,665	193,319
Allowance for loan losses	S/ 1,375,499	S/ 629,558